Segmented Information - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 06, 2020	Jun. 27, 2019
Exploration and evaluation assets
Net expenditures	$ 5	$ 164
Non-cash and fair value changes	(147)	(221)
Capitalized costs	(142)	(57)
Property, plant and equipment
Net expenditures	2,555	6,661
Non-cash and fair value changes	(271)	(64)
Capitalized costs	2,284	6,597
Head office
Property, plant and equipment
Net expenditures	19	34
Non-cash and fair value changes	0	(3)
Capitalized costs	19	31
North America | Operating segments
Exploration and evaluation assets
Net expenditures	(7)	129
Non-cash and fair value changes	(150)	(219)
Capitalized costs	(157)	(90)
Property, plant and equipment
Net expenditures	999	4,702
Non-cash and fair value changes	371	918
Capitalized costs	1,370	5,620
North Sea | Operating segments
Property, plant and equipment
Net expenditures	122	196
Non-cash and fair value changes	(21)	153
Capitalized costs	101	349
Offshore Africa | Operating segments
Exploration and evaluation assets
Net expenditures	12	35
Non-cash and fair value changes	3	(2)
Capitalized costs	15	33
Property, plant and equipment
Net expenditures	87	194
Non-cash and fair value changes	7	(1,476)
Capitalized costs	94	(1,282)
Exploration and Production | Operating segments
Property, plant and equipment
Net expenditures	1,208	5,092
Non-cash and fair value changes	357	(405)
Capitalized costs	1,565	4,687
Oil Sands Mining and Upgrading | Operating segments
Property, plant and equipment
Net expenditures	1,323	1,525
Non-cash and fair value changes	(629)	344
Capitalized costs	694	1,869
Midstream and Refining | Operating segments
Property, plant and equipment
Net expenditures	5	10
Non-cash and fair value changes	1	0
Capitalized costs	$ 6	10
Devon
Property, plant and equipment
Total purchase consideration		3,412		$ 3,412
Devon | North America | Operating segments
Exploration and evaluation assets
Net expenditures		3,126
Painted Pony Energy Ltd
Property, plant and equipment
Total purchase consideration			$ 111
Exploration and evaluation assets | Devon | North America | Operating segments
Exploration and evaluation assets
Net expenditures		91
GABON | Offshore Africa | Operating segments
Property, plant and equipment
Disposals, property, plant and equipment		$ 1,515